COMMITMENTS AND CONTINGENCIES (Details) (10-K) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Sellers [Member]	Dec. 31, 2012 Sellers [Member]	Dec. 31, 2011 Sellers [Member]	Feb. 06, 2009 Sellers [Member]	Jan. 31, 2008 Sellers [Member]	Sep. 30, 2013 Pending Litigation [Member] Former Irgovel Stockholder David Resyng [Member]	Dec. 31, 2012 Pending Litigation [Member] Former Irgovel Stockholder David Resyng [Member]
Leases [Abstract]
Remaining term of lease	21 years
Future minimum payments under operating lease commitments [Abstract]
2013	$ 0.4
2014	0.3
2015	0.3
2016	0.3
2017	0.1
Thereafter	1.2
Lease expense	0.4	0.5
Loss Contingencies [Line Items]
Damages sought by plaintiff								3.0	3.0
Amount of second installment on purchase agreement being withheld				1.0		1.0
Amount held in escrow			1.9	1.9	1.9	2.0	2.0
Amount of escrow liability in accrued expenses			1.3	1.4	1.9
Pre-acquisition contingencies			0.7	0.6
Escrow balance available to settle remaining contingencies			$ 1.4	$ 1.4